USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	98.1%
Advertising	3.8%
Interpublic Group of Cos., Inc. (The)	2.5%	4,833	$134,889
Omnicom Group, Inc.	1.3%	897	73,132
			208,021
Banks	25.2%
Bank of America Corp.	2.6%	2,803	144,607
Bank of New York Mellon Corp. (The)	3.3%	1,637	178,367
Citigroup, Inc.	3.0%	1,629	165,343
East West Bancorp, Inc.	3.2%	1,660	176,707
Goldman Sachs Group, Inc. (The)	3.1%	213	169,623
JPMorgan Chase & Co.	4.4%	769	242,566
State Street Corp.	3.6%	1,700	197,217
US Bancorp	2.0%	2,288	110,579
			1,385,009
Beverages	1.5%
Coca-Cola Co. (The)	1.5%	1,208	80,114
Biotechnology	3.5%
Gilead Sciences, Inc.	3.5%	1,717	190,587
Chemicals	3.3%
Eastman Chemical Co.	1.5%	1,350	85,117
Nutrien Ltd.	1.8%	1,643	96,461
			181,578
Commercial Services	2.2%
H&R Block, Inc.	2.2%	2,398	121,267
Diversified Financial Services	6.6%
CME Group, Inc.	2.7%	540	145,903
Jefferies Financial Group, Inc.	2.5%	2,087	136,532
Radian Group, Inc.	1.4%	2,175	78,778
			361,213
Food	2.0%
Hormel Foods Corp.	1.0%	2,147	53,116
Nomad Foods Ltd.	1.0%	4,412	58,018
			111,134
Healthcare-Products	3.8%
Medtronic PLC	3.8%	2,170	206,671
Insurance	4.7%
Old Republic International Corp.	4.7%	6,146	261,021
Media	2.4%
Comcast Corp. – Class A	2.4%	4,147	130,299

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (continued)

	% of Total Net Assets	Shares	Value
Common Stocks (continued)
Packaging & Containers	1.1%
Sonoco Products Co.	1.1%	1,467	$63,213
Pharmaceuticals	12.7%
AbbVie, Inc.	4.6%	1,085	251,221
GSK PLC, ADR	3.5%	4,484	193,529
Johnson & Johnson	4.6%	1,379	255,694
			700,444
REITS	12.4%
Equity Lifestyle Properties, Inc.	2.7%	2,474	150,172
Host Hotels & Resorts, Inc.	2.4%	7,824	133,165
Lamar Advertising Co. – Class A	2.3%	1,050	128,541
STAG Industrial, Inc.	1.7%	2,587	91,295
VICI Properties, Inc. – Class A	3.3%	5,474	178,507
			681,680
Semiconductors	1.9%
Texas Instruments, Inc.	1.9%	575	105,645
Software	3.7%
Paychex, Inc.	3.7%	1,613	204,464
Telecommunications	7.3%
Cisco Systems, Inc.	4.2%	3,373	230,781
Verizon Communications, Inc.	3.1%	3,870	170,086
			400,867
Total Common Stocks
(Cost $5,114,286)	98.1%		5,393,227
Money Market Funds	1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(a)
(Cost $87,310)	1.6%	87,310	87,310
Total Investments
(Cost $5,201,596)	99.7%		$5,480,537
Other Assets in Excess of Liabilities	0.3%		13,961
Total Net Assets	100.0%		$5,494,498

(a)	Reflects the 7-day yield at September 30, 2025.

Summary of Portfolio Holdings by Country^
United States	97.2%
Canada	1.8
United Kingdom	1.0
100.0%

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	48.9%
Consumer, Non-cyclical	25.7%
Communications	13.5%
Technology	5.6%
Basic Materials	3.3%
Money Market Funds	1.6%
Industrial	1.1%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.